Stock-Based Compensation (Stock-Based Compensation, RSAs) (Details) (Restricted Stock Awards [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Restricted Stock outstanding, Beginning Balance	375,498
Weighted Average Grant Date Fair Value, Beginning Balance	$ 18.42
Weighted Average Grant Date Fair Value, Granted		$ 26.86	$ 28.30
Number of Shares, Vested	(274,056)
Weighted Average Grant Date Fair Value, Vested	$ 15.22
Number of Shares, Forfeited	(18,414)
Weighted Average Grant Date Fair Value, Forfeited	$ 27.16
Number of Shares, Restricted Stock outstanding, Ending Balance	83,028	375,498
Weighted Average Grant Date Fair Value, Ending Balance	$ 27.06	$ 18.42